1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Brenden P. Carroll

brenden.carroll@dechert.com +1 202 261 3458 Direct

March 3, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Advisor Funds Trust (the “Registrant”)
File Nos. 333-02205 and 811-07583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Registrant, that: (i) the form of Prospectus that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from that contained in Post-Effective Amendment No. 32, which was filed on February 27, 2015; and (ii) the text of Post-Effective Amendment No. 32 was filed electronically on February 27, 2015.

Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll